EMPLOYEES	12 Months Ended
Dec. 31, 2025
EMPLOYEES
EMPLOYEES

10.EMPLOYEES

The average monthly number of persons (including directors) employed by the group during the period was:

	2025	2024	2023
	Number	Number	Number
Directors and employees	20	25	30

	2025	2024	2023
	$’000	$’000	$’000
Wages and salaries	3,393	4,267	6,017
Social security costs	98	141	250
Pension costs	77	109	163
Share based payments	2,636	3,759	3,892
	6,204	8,276	10,322